WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

MASTER LIMITED PARTNERSHIPS - 23.9% (a)	Shares	Value
Pipelines - 23.9%
Delek Logistics Partners, L.P. (b)	25,324	$ 1,527,290
Energy Transfer, L.P. (b)	1,294,302	26,351,988
Enterprise Products Partners, L.P. (b)	516,781	19,663,517
Genesis Energy, L.P. (b)	24,750	378,923
MPLX, L.P. (b)	228,462	13,353,604
Western Midstream Partners, L.P. (b)	159,436	7,424,935
Total Master Limited Partnerships (Cost $58,749,349)		$ 68,700,257

MLP RELATED COMPANIES - 75.4%	Shares	Value
Pipelines - 75.4%
Antero Midstream Corporation (b)	589,969	$ 12,961,619
Cheniere Energy, Inc. (b)	53,436	14,084,127
DT Midstream, Inc. (b)	126,482	17,454,516
Enbridge, Inc. (b)	461,864	25,153,113
Hess Midstream, L.P. - Class A (b)	303,555	12,394,151
Kinder Morgan, Inc. (b)	499,943	16,088,166
Kinetik Holdings, Inc. (b)	179,232	9,063,762
NextDecade Corporation (b)(c)	321,782	2,162,375
ONEOK, Inc. (b)	151,402	13,748,816
Pembina Pipeline Corporation (b)	180,353	8,824,672
Plains GP Holdings, L.P. - Class A (b)	520,830	13,713,454
Select Water Solutions, Inc. - Class A (b)	59,272	1,097,717
South Bow Corporation (b)	357,950	13,279,945
Targa Resources Corporation (b)	49,745	13,449,556
TC Energy Corporation (b)	205,095	13,829,556
Venture Global, Inc. - Class A (b)	351,158	4,698,494
WaterBridge Infrastructure, LLC - Class A (b)	30,425	1,041,144
Williams Companies, Inc. (The) (b)	328,569	23,505,826
Total MLP Related Companies (Cost $174,838,197)		$ 216,551,009

Investments at Value - 99.3% (Cost $233,587,546)		$ 285,251,266

Other Assets in Excess of Liabilities - 0.7%		1,992,137

Net Assets - 100.0%		$ 287,243,403

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF INVESTMENTS (Continued)

MLP - Master Limited Partnership

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.
(b)	All or a portion of the security covers a written call option. The total value of these securities as of July 31, 2026 was $270,841,020.
(c)	Non-income producing security.

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2026 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Antero Midstream Corporation, 08/21/26	$ 23 .00	3,696	$ 8,120,112	$ 62,832
Antero Midstream Corporation, 08/21/26	24 .00	1,822	4,002,934	9,110
Antero Midstream Corporation, 08/21/26	25 .00	29	63,713	73
Antero Midstream Corporation, 09/18/26	24 .00	28	61,516	532
Antero Midstream Corporation, 09/18/26	25 .00	29	63,713	218
Cheniere Energy, Inc., 08/21/26	250 .00	130	3,426,410	229,320
Cheniere Energy, Inc., 08/21/26	260 .00	3	79,071	3,390
Cheniere Energy, Inc., 08/21/26	270 .00	364	9,593,948	251,160
Cheniere Energy, Inc., 08/21/26	280 .00	5	131,785	2,000
Cheniere Energy, Inc., 09/18/26	270 .00	2	52,714	2,200
Cheniere Energy, Inc., 09/18/26	290 .00	3	79,071	1,350
Delek Logistics Partners, L.P., 08/21/26	55 .00	24	144,744	12,720
Delek Logistics Partners, L.P., 08/21/26	60 .00	214	1,290,634	29,104
Delek Logistics Partners, L.P., 09/18/26	60 .00	2	12,062	400
DT Midstream, Inc., 08/21/26	150 .00	994	13,717,200	44,730
DT Midstream, Inc., 08/21/26	155 .00	149	2,056,200	23,840
DT Midstream, Inc., 08/21/26	160 .00	46	634,800	11,040
DT Midstream, Inc., 09/18/26	150 .00	6	82,800	765
DT Midstream, Inc., 09/18/26	155 .00	6	82,800	1,440
Enbridge, Inc., 08/21/26	57 .50	517	2,815,582	7,755
Enbridge, Inc., 08/21/26	60 .00	190	1,034,740	950
Enbridge, Inc., 09/18/26	57 .50	22	119,812	1,210
Enbridge, Inc., 09/18/26	60 .00	3,658	19,921,468	80,476
Energy Transfer, L.P., 08/21/26	20 .00	1,363	2,775,068	73,602
Energy Transfer, L.P., 08/21/26	21 .00	784	1,596,224	8,624
Energy Transfer, L.P., 09/18/26	21 .00	62	126,232	1,674
Energy Transfer, L.P., 09/18/26	22 .00	10,086	20,535,096	90,774
Enterprise Products Partners, L.P., 08/21/26	39 .00	678	2,579,790	22,374
Enterprise Products Partners, L.P., 08/21/26	40 .00	100	380,500	1,200
Enterprise Products Partners, L.P., 09/18/26	41 .00	4,131	15,718,455	82,620
Genesis Energy, L.P., 08/21/26	15 .00	162	248,022	8,100
Genesis Energy, L.P., 09/18/26	17 .50	73	111,763	730

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Hess Midstream, L.P. - Class A, 08/21/26	$ 39 .00	2,334	$ 9,529,722	$ 457,463
Hess Midstream, L.P. - Class A, 08/21/26	40 .00	81	330,723	9,315
Hess Midstream, L.P. - Class A, 08/21/26	41 .00	29	118,407	1,885
Hess Midstream, L.P. - Class A, 08/21/26	42 .00	30	122,490	900
Hess Midstream, L.P. - Class A, 08/21/26	43 .00	380	1,551,540	7,600
Hess Midstream, L.P. - Class A, 09/18/26	43 .00	29	118,407	1,218
Kinder Morgan, Inc., 08/21/26	34 .00	617	1,985,506	8,638
Kinder Morgan, Inc., 08/21/26	35 .00	4,084	13,142,312	24,504
Kinder Morgan, Inc., 09/18/26	34 .00	24	77,232	840
Kinder Morgan, Inc., 09/18/26	35 .00	24	77,232	456
Kinetik Holdings, Inc., 08/21/26	50 .00	1,532	7,747,324	275,759
Kinetik Holdings, Inc., 08/21/26	55 .00	153	773,721	4,590
Kinetik Holdings, Inc., 09/18/26	55 .00	17	85,969	1,292
MPLX, L.P., 08/21/26	60 .00	2,148	12,555,060	60,144
MPLX, L.P., 09/18/26	60 .00	11	64,295	715
NextDecade Corporation, 08/21/26	8 .00	70	47,040	700
NextDecade Corporation, 08/21/26	9 .00	2,955	1,985,760	14,775
NextDecade Corporation, 09/18/26	8 .00	15	10,080	338
NextDecade Corporation, 09/18/26	9 .00	16	10,752	200
ONEOK, Inc., 08/21/26	90 .00	269	2,442,789	69,940
ONEOK, Inc., 08/21/26	95 .00	40	363,240	3,960
ONEOK, Inc., 08/21/26	100 .00	1,107	10,052,667	33,210
ONEOK, Inc., 09/18/26	95 .00	8	72,648	1,480
ONEOK, Inc., 09/18/26	100 .00	14	127,134	1,218
Pembina Pipeline Corporation, 08/21/26	50 .00	182	890,526	9,100
Pembina Pipeline Corporation, 08/21/26	55 .00	1,513	7,403,109	7,565
Pembina Pipeline Corporation, 09/18/26	55 .00	18	88,074	180
Plains GP Holdings, L.P. - Class A, 08/21/26	27 .00	1,611	4,241,763	45,108
Plains GP Holdings, L.P. - Class A, 09/18/26	28 .00	3,336	8,783,688	83,400
Select Water Solutions, Inc. - Class A, 08/21/26	20 .00	21	38,892	903
Select Water Solutions, Inc. - Class A, 08/21/26	22 .50	536	992,672	14,740
Select Water Solutions, Inc. - Class A, 09/18/26	20 .00	3	5,556	443

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Select Water Solutions, Inc. - Class A, 09/18/26	$ 22 .50	3	$ 5,556	$ 300
South Bow Corporation, 08/21/26	40 .00	3,365	12,484,150	67,300
South Bow Corporation, 09/18/26	40 .00	35	129,850	1,663
Targa Resources Corporation, 08/21/26	280 .00	340	9,192,580	198,900
Targa Resources Corporation, 08/21/26	290 .00	105	2,838,885	32,288
Targa Resources Corporation, 08/21/26	300 .00	22	594,814	3,190
Targa Resources Corporation, 09/18/26	290 .00	2	54,074	1,176
Targa Resources Corporation, 09/18/26	310 .00	3	81,111	758
TC Energy Corporation, 08/21/26	70 .00	257	1,732,951	14,135
TC Energy Corporation, 08/21/26	72 .50	124	836,132	8,370
TC Energy Corporation, 08/21/26	75 .00	1,547	10,431,421	7,735
TC Energy Corporation, 09/18/26	72 .50	20	134,860	1,900
Venture Global, Inc. - Class A, 08/21/26	12 .50	2,464	3,296,832	404,095
Venture Global, Inc. - Class A, 08/21/26	15 .00	837	1,119,906	46,035
Venture Global, Inc. - Class A, 09/18/26	15 .00	18	24,084	1,620
Venture Global, Inc. - Class A, 09/18/26	17 .50	17	22,746	714
WaterBridge Infrastructure, LLC - Class A, 09/18/26	35 .00	289	988,958	69,938
Western Midstream Partners, L.P., 08/21/26	47 .00	8	37,256	720
Western Midstream Partners, L.P., 08/21/26	48 .00	31	144,367	1,550
Western Midstream Partners, L.P., 08/21/26	49 .00	8	37,256	280
Western Midstream Partners, L.P., 08/21/26	50 .00	92	428,444	1,196
Western Midstream Partners, L.P., 09/18/26	49 .00	1,368	6,370,776	88,920
Western Midstream Partners, L.P., 09/18/26	50 .00	7	32,599	315

WESTWOOD SALIENT ENHANCED MIDSTREAM INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Williams Companies, Inc. (The), 08/21/26	$ 75 .00	16	$ 114,464	$ 1,520
Williams Companies, Inc. (The), 08/21/26	79 .00	332	2,375,128	11,620
Williams Companies, Inc. (The), 08/21/26	80 .00	2,670	19,101,180	66,750
Williams Companies, Inc. (The), 08/21/26	85 .00	71	507,934	355
Williams Companies, Inc. (The), 09/18/26	75 .00	16	114,464	2,816
Williams Companies, Inc. (The), 09/18/26	80 .00	16	114,464	1,040
Total Written Option Contracts (Premiums $3,859,011)			$ 270,842,551	$ 3,246,091

The average monthly notional value of written option contracts during the nine months ended July 31, 2026 was $210,445,796.

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

MLP RELATED COMPANIES - 103.7%	Shares	Value
Exploration & Production - 21.2%
APA Corporation (a)	26,921	$ 1,004,692
ConocoPhillips (a)	49,873	6,008,699
Devon Energy Corporation (a)	72,363	3,265,742
Diamondback Energy, Inc. (a)	10,358	2,102,156
EOG Resources, Inc. (a)	27,347	4,066,225
EQT Corporation (a)	36,647	1,952,919
Expand Energy Corporation (a)	14,107	1,326,481
Occidental Petroleum Corporation (a)	18,621	1,062,701
		20,789,615
Integrated Oil Companies - 38.7%
Chevron Corporation (a)	73,351	14,437,677
ExxonMobil Holdings Corporation (a)	152,189	23,656,258
		38,093,935
Oilfield Services & Equipment - 10.8%
Baker Hughes Company (a)	69,582	4,209,015
Halliburton Company (a)	59,501	1,918,907
SLB Ltd. (a)	90,650	4,495,334
		10,623,256
Pipelines - 15.5%
Kinder Morgan, Inc. (a)	114,773	3,693,395
ONEOK, Inc. (a)	37,176	3,375,953
Targa Resources Corporation (a)	13,522	3,655,943
Williams Companies, Inc. (The) (a)	63,392	4,535,064
		15,260,355
Refining & Marketing - 16.2%
Marathon Petroleum Corporation (a)	16,282	5,152,765
Phillips 66 (a)	22,430	4,747,982
Valero Energy Corporation (a)	19,166	5,997,041
		15,897,788

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 103.7% (Continued)	Shares	Value
U.S. Oil Royalty Trusts - 1.3%
Texas Pacific Land Corporation (a)	3,252	$ 1,309,190

Investments at Value - 103.7% (Cost $87,218,834)		$ 101,974,139

Liabilities in Excess of Other Assets - (3.7%)		(3,597,327)

Net Assets - 100.0%		$ 98,376,812

MLP - Master Limited Partnership

(a)	All or a portion of the security covers a written call option. The total value of securities as of July 31, 2026 was $91,052,402.

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2026 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
APA Corporation, 08/21/26	$ 35 .00	71	$ 264,972	$ 22,720
APA Corporation, 08/21/26	37 .50	176	656,832	29,920
APA Corporation, 09/18/26	37 .50	3	11,196	750
APA Corporation, 09/18/26	40 .00	5	18,660	770
Baker Hughes Company, 08/21/26	60 .00	168	1,016,232	39,816
Baker Hughes Company, 08/21/26	65 .00	472	2,855,128	25,960
Baker Hughes Company, 09/18/26	60 .00	12	72,588	4,152
Baker Hughes Company, 09/18/26	65 .00	9	54,441	1,260
Chevron Corporation, 08/21/26	180 .00	12	236,196	21,720
Chevron Corporation, 08/21/26	190 .00	152	2,991,816	142,272
Chevron Corporation, 08/21/26	195 .00	22	433,026	13,530
Chevron Corporation, 08/21/26	200 .00	489	9,624,987	180,930
Chevron Corporation, 09/18/26	200 .00	8	157,464	4,880
Chevron Corporation, 09/18/26	210 .00	13	255,879	3,861
ConocoPhillips, 08/21/26	115 .00	114	1,373,472	82,992
ConocoPhillips, 08/21/26	120 .00	21	253,008	8,757
ConocoPhillips, 08/21/26	125 .00	324	3,903,552	69,012
ConocoPhillips, 09/18/26	125 .00	6	72,288	2,100
ConocoPhillips, 09/18/26	130 .00	8	96,384	1,848
Devon Energy Corporation, 08/21/26	45 .00	473	2,134,649	92,235
Devon Energy Corporation, 08/21/26	47 .50	193	871,009	17,370
Devon Energy Corporation, 09/18/26	47 .50	9	40,617	1,485
Devon Energy Corporation, 09/18/26	50 .00	12	54,156	1,152
Diamondback Energy, Inc., 08/21/26	190 .00	2	40,590	3,110
Diamondback Energy, Inc., 08/21/26	200 .00	64	1,298,880	58,304
Diamondback Energy, Inc., 08/21/26	210 .00	29	588,555	14,210
Diamondback Energy, Inc., 09/18/26	210 .00	1	20,295	820
Diamondback Energy, Inc., 09/18/26	220 .00	2	40,590	1,000
EOG Resources, Inc., 08/21/26	140 .00	79	1,174,651	79,553
EOG Resources, Inc., 08/21/26	145 .00	8	118,952	5,080
EOG Resources, Inc., 08/21/26	150 .00	164	2,438,516	73,636
EOG Resources, Inc., 09/18/26	155 .00	8	118,952	3,776
EQT Corporation, 08/21/26	55 .00	330	1,758,570	21,780
EQT Corporation, 08/21/26	57 .50	7	37,303	220
EQT Corporation, 09/18/26	55 .00	5	26,645	725

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
EQT Corporation, 09/18/26	$ 57 .50	6	$ 31,974	$ 474
Expand Energy Corporation, 08/21/26	95 .00	129	1,212,987	27,219
Expand Energy Corporation, 09/18/26	100 .00	5	47,015	850
ExxonMobil Holdings Corporation, 08/21/26	150 .00	383	5,953,352	288,782
ExxonMobil Holdings Corporation, 08/21/26	155 .00	44	683,936	20,680
ExxonMobil Holdings Corporation, 08/21/26	160 .00	973	15,124,312	243,250
ExxonMobil Holdings Corporation, 09/18/26	165 .00	18	279,792	5,346
ExxonMobil Holdings Corporation, 09/18/26	170 .00	27	419,688	5,265
Halliburton Company, 08/21/26	36 .00	11	35,475	154
Halliburton Company, 08/21/26	37 .00	24	77,400	192
Halliburton Company, 08/21/26	38 .00	512	1,651,200	2,048
Halliburton Company, 09/18/26	35 .00	7	22,575	462
Halliburton Company, 09/18/26	36 .00	11	35,475	495
Kinder Morgan, Inc., 08/21/26	34 .00	288	926,784	4,032
Kinder Morgan, Inc., 08/21/26	35 .00	768	2,471,424	4,608
Kinder Morgan, Inc., 09/18/26	34 .00	14	45,052	490
Kinder Morgan, Inc., 09/18/26	35 .00	20	64,360	380
Marathon Petroleum Corporation, 08/21/26	250 .00	10	316,470	66,750
Marathon Petroleum Corporation, 08/21/26	260 .00	80	2,531,760	451,680
Marathon Petroleum Corporation, 08/21/26	270 .00	3	94,941	14,265
Marathon Petroleum Corporation, 08/21/26	300 .00	2	63,294	4,520
Marathon Petroleum Corporation, 08/21/26	320 .00	50	1,582,350	60,000
Marathon Petroleum Corporation, 08/21/26	330 .00	4	126,588	3,100
Marathon Petroleum Corporation, 09/18/26	340 .00	5	158,235	5,225

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Occidental Petroleum Corporation, 08/21/26	$ 52 .50	3	$ 17,121	$ 1,407
Occidental Petroleum Corporation, 08/21/26	55 .00	81	462,267	27,540
Occidental Petroleum Corporation, 08/21/26	57 .50	8	45,656	1,680
Occidental Petroleum Corporation, 08/21/26	59 .00	79	450,853	11,692
Occidental Petroleum Corporation, 09/18/26	60 .00	2	11,414	392
Occidental Petroleum Corporation, 09/18/26	62 .50	3	17,121	375
ONEOK, Inc., 08/21/26	90 .00	82	744,642	21,320
ONEOK, Inc., 08/21/26	95 .00	19	172,539	1,881
ONEOK, Inc., 08/21/26	100 .00	241	2,188,521	7,230
ONEOK, Inc., 09/18/26	95 .00	5	45,405	925
ONEOK, Inc., 09/18/26	100 .00	6	54,486	522
Phillips 66, 08/21/26	180 .00	120	2,540,160	361,200
Phillips 66, 08/21/26	190 .00	4	84,672	9,300
Phillips 66, 08/21/26	200 .00	10	211,680	14,900
Phillips 66, 08/21/26	210 .00	65	1,375,920	50,700
Phillips 66, 08/21/26	220 .00	7	148,176	2,905
Phillips 66, 09/18/26	230 .00	7	148,176	3,360
SLB Ltd., 08/21/26	50 .00	83	411,597	12,035
SLB Ltd., 08/21/26	52 .50	751	3,724,209	42,056
SLB Ltd., 09/18/26	50 .00	16	79,344	3,408
SLB Ltd., 09/18/26	57 .50	11	54,549	363
Targa Resources Corporation, 08/21/26	280 .00	112	3,028,144	65,520
Targa Resources Corporation, 08/21/26	290 .00	1	27,037	308
Targa Resources Corporation, 08/21/26	300 .00	11	297,407	1,595
Targa Resources Corporation, 09/18/26	290 .00	2	54,074	1,176
Targa Resources Corporation, 09/18/26	310 .00	2	54,074	505
Texas Pacific Land Corporation, 08/21/26	380 .00	21	845,418	72,723
Texas Pacific Land Corporation, 08/21/26	440 .00	8	322,064	5,360
Texas Pacific Land Corporation, 09/18/26	470 .00	1	40,258	835
Valero Energy Corporation, 08/21/26	290 .00	49	1,533,210	121,030

WESTWOOD SALIENT ENHANCED ENERGY INCOME ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Valero Energy Corporation, 08/21/26	$ 300 .00	2	$ 62,580	$ 3,676
Valero Energy Corporation, 08/21/26	320 .00	6	187,740	6,048
Valero Energy Corporation, 09/18/26	310 .00	119	3,723,510	262,633
Valero Energy Corporation, 09/18/26	330 .00	6	187,740	7,800
Williams Companies, Inc. (The), 08/21/26	80 .00	565	4,042,010	14,125
Williams Companies, Inc. (The), 08/21/26	85 .00	18	128,772	90
Williams Companies, Inc. (The), 09/18/26	75 .00	8	57,232	1,408
Williams Companies, Inc. (The), 09/18/26	80 .00	11	78,694	715
Total Written Option Contracts (Premiums $2,119,206)			$ 96,725,962	$ 3,382,711

The average monthly notional value of written option contracts during the nine months ended July 31, 2026 was $60,225,330.

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 3.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 2.4%
U.S. Treasury Bonds	4.625%	02/15/55	$ 162,000	$ 146,509
U.S. Treasury Bonds	4.750%	05/15/55	386,000	356,341
U.S. Treasury Bonds	4.750%	02/15/56	367,000	339,131
				841,981
U.S. Treasury Notes - 0.8%
U.S. Treasury Notes	4.125%	06/30/28	300,000	299,215

Total U.S. Government & Agencies (Cost $1,182,467)				$ 1,141,196

CORPORATE BONDS - 16.1%	Coupon	Maturity	Par Value	Value
Communications - 1.8%
Alphabet, Inc.	5.300%	05/15/65	$ 107,000	$ 90,640
Charter Communications Operating, LLC	6.384%	10/23/35	107,000	103,545
Charter Communications Operating, LLC	6.484%	10/23/45	162,000	140,468
Gray Media, Inc., 144A	7.250%	08/15/33	104,000	102,862
Photo Holdings, LLC, 144A	12.000%	07/01/31	104,000	107,141
Sinclair Television Group, Inc., 144A	8.125%	02/15/33	104,000	106,650
				651,306
Consumer Discretionary - 1.5%
Century Communities, Inc., 144A	6.625%	09/15/33	104,000	104,341
Cinemark USA, Inc., 144A	7.000%	08/01/32	104,000	106,615
Mohegan Escrow Issuer, LLC, 144A	8.250%	04/15/30	104,000	108,179
Six Flags Entertainment Corporation / Six Flags Theme Parks, Inc., 144A	6.625%	05/01/32	104,000	104,707
Staples, Inc., 144A	10.750%	09/01/29	104,000	99,513
				523,355
Consumer Staples - 0.8%
BAT Capital Corporation	7.750%	10/19/32	139,000	156,782
Mars, Inc., 144A	5.700%	05/01/55	54,000	50,959
Pilgrim's Pride Corporation	6.250%	07/01/33	87,000	89,282
				297,023

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 16.1% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 2.6%
Columbia Pipelines Operating Company, LLC, 144A	6.544%	11/15/53	$ 141,000	$ 143,616
CVR Energy, Inc., 144A	7.500%	02/15/31	104,000	105,359
Enbridge, Inc.	7.200%	06/27/54	87,000	91,608
Northern Oil and Gas, Inc., 144A	7.875%	10/15/33	104,000	104,074
Phillips 66 Company, Series B	6.200%	03/15/56	54,000	53,731
Sempra	6.400%	10/01/54	107,000	106,469
Sunoco, L.P., 144A, Series A (b)	7.875%	09/18/75	104,000	106,600
TransCanada Trust (b)	5.600%	03/07/82	107,000	104,799
W&T Offshore, Inc., 144A	10.750%	02/01/29	104,000	107,753
				924,009
Financials - 6.0%
Ally Financial, Inc.	6.992%	06/13/29	141,000	145,756
Baldwin Insurance Group Holdings, LLC, 144A	7.125%	05/15/31	104,000	104,882
Bank of America Corporation	5.518%	10/25/35	107,000	105,804
Bank of America Corporation (b)	6.250%	07/26/73	107,000	107,104
Capital One Financial Corporation (SOFR + 307) (a)	7.624%	10/30/31	87,000	94,610
Citigroup, Inc.	6.174%	05/25/34	87,000	89,288
First Citizens BancShares, Inc., Series D (H15T5Y + 330) (a)(b)	7.000%	03/15/75	104,000	104,494
Golub Capital Private Credit Fund	5.875%	05/01/30	161,000	157,769
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 144A	10.000%	11/15/29	104,000	104,171
Lincoln National Corporation (b)	9.250%	03/01/73	87,000	90,927
Morgan Stanley, Series F (SOFR + 262) (a)	5.942%	02/07/39	52,000	52,384
Old National Bancorp (TSFR3M + 220) (a)	5.768%	02/15/36	138,000	136,857
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	87,000	87,664
SBL Holdings, Inc., 144A	7.200%	10/30/34	162,000	149,198
Sixth Street Lending Partners	5.750%	01/15/30	107,000	105,782
State Street Corporation (a)(b)	6.700%	03/15/74	161,000	164,587
U.S. Bancorp (a)(b)	3.700%	01/15/74	162,000	160,535
Wells Fargo & Company, Series W	5.198%	01/23/30	161,000	162,249
				2,124,061

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 16.1% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 0.6%
1261229 BC Ltd., 144A	10.000%	04/15/32	$ 104,000	$ 106,314
Mylan, Inc.	5.200%	04/15/48	120,000	96,149
				202,463
Industrials - 0.3%
Sabre Financial Borrower, LLC, 144A	11.125%	06/15/29	104,000	109,421

Real Estate - 0.6%
Kimco Realty OP, LLC	4.850%	03/01/35	107,000	102,952
Rithm Capital Corporation, 144A	8.000%	04/01/29	104,000	104,810
				207,762
Technology - 1.0%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	52,000	62,925
HP, Inc.	6.100%	04/25/35	52,000	53,340
Oracle Corporation	4.800%	09/26/32	54,000	49,702
Oracle Corporation	6.900%	11/09/52	107,000	96,518
Xerox Corporation, 144A	10.250%	10/15/30	104,000	93,860
				356,345
Utilities - 0.9%
Florida Gas Transmission Company, 144A	5.750%	07/15/35	106,000	106,887
Georgia Power Company	5.250%	03/15/34	107,000	106,763
San Diego Gas & Electric Company, Series CCCC	5.400%	04/15/35	107,000	106,657
				320,307

Total Corporate Bonds (Cost $5,804,236)				$ 5,716,052

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.4%	Shares	Value
Communications - 2.9%
Internet Media & Services - 2.9%
Alphabet, Inc. - Class A (c)	2,911	$ 1,036,694

Consumer Discretionary - 3.9%
E-Commerce Discretionary - 2.5%
Amazon.com, Inc. (c)(d)	3,321	901,917

Retail - Discretionary - 1.4%
Home Depot, Inc. (The) (c)	1,451	481,674

Consumer Staples - 3.4%
Retail - Consumer Staples - 1.5%
Walmart, Inc. (c)	4,734	526,421

Tobacco & Cannabis - 1.9%
Philip Morris International, Inc. (c)	3,572	681,609

Energy - 7.8%
Oil & Gas Producers - 6.2%
Energy Transfer, L.P. (c)	44,037	896,593
Enterprise Products Partners, L.P. (c)	16,671	634,332
Kinder Morgan, Inc. (c)	20,939	673,817
		2,204,742
Oil & Gas Services & Equipment - 1.6%
SLB Ltd. (c)	10,955	543,258

Financials - 12.4%
Banking - 7.6%
HSBC Holdings plc - ADR (c)	7,423	789,956
JPMorgan Chase & Company (c)	2,708	952,647
Wells Fargo & Company (c)	10,968	948,184
		2,690,787
Institutional Financial Services - 3.2%
Goldman Sachs Group, Inc. (The) (c)	500	509,190
Morgan Stanley (c)	3,021	635,679
		1,144,869

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.4% (Continued)	Shares	Value
Financials - 12.4% (Continued)
Specialty Finance - 1.6%
Capital One Financial Corporation (c)	2,723	$ 569,134

Health Care - 9.5%
Biotech & Pharma - 6.2%
Gilead Sciences, Inc. (c)	9,061	1,179,833
Merck & Company, Inc. (c)	7,801	1,015,690
		2,195,523
Medical Equipment & Devices - 3.3%
Alcon, Inc. (c)	8,551	589,506
Medtronic plc (c)	6,547	559,048
		1,148,554
Industrials - 8.0%
Aerospace & Defense - 6.7%
Boeing Company (The) (c)(d)	2,568	555,048
General Dynamics Corporation (c)	2,141	820,902
Honeywell Aerospace, Inc. (c)(d)	2,167	448,006
Lockheed Martin Corporation (c)	930	541,948
		2,365,904
Electrical Equipment - 1.3%
Honeywell International, Inc. (c)(d)	1,929	468,843

Materials - 1.9%
Metals & Mining - 1.9%
Barrick Mining Corporation (c)	18,183	667,862

Real Estate - 3.3%
REITs - 3.3%
Essex Property Trust, Inc. (c)	2,043	580,498
Prologis, Inc. (c)	4,117	595,359
		1,175,857
Technology - 21.4%
Semiconductors - 6.7%
Broadcom, Inc. (c)	2,082	810,481
NVIDIA Corporation (c)	4,651	933,688

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.4% (Continued)	Shares	Value
Technology - 21.4% (Continued)
Semiconductors - 6.7% (Continued)
QUALCOMM, Inc. (c)	4,146	$ 611,991
		2,356,160
Software - 2.9%
Microsoft Corporation (c)	2,230	1,036,326

Technology Hardware - 8.7%
Apple, Inc. (c)	3,102	958,239
Cisco Systems, Inc. (c)	7,975	925,020
Dell Technologies, Inc. - Class C (c)	1,815	735,747
Hewlett Packard Enterprise Company (c)	9,711	465,157
		3,084,163
Technology Services - 3.1%
FactSet Research Systems, Inc. (c)	2,383	627,206
International Business Machines Corporation (c)	2,083	465,863
		1,093,069
Utilities - 3.9%
Electric Utilities - 3.9%
Alliant Energy Corporation (c)	8,341	590,376
WEC Energy Group, Inc. (c)	7,344	803,580
		1,393,956

Total Common Stocks (Cost $26,202,371)		$ 27,767,322

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 2.9%	Shares	Value
iShares Broad USD High Yield Corporate Bond ETF	13,497	$ 496,420
iShares iBoxx USD High Yield Corporate Bond ETF	6,690	531,721
Total Exchange-Traded Funds (Cost $1,030,238)		$ 1,028,141

Investments at Value - 100.6% (Cost $34,219,312)		$ 35,652,711

Liabilities in Excess of Other Assets - (0.6%)		(233,884)

Net Assets - 100.0%		$ 35,418,827

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,337,912 as of July 31, 2026, representing 6.6% of net assets.
ADR	- American Depositary Receipt
H15T5Y	- U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.
plc	- Public Limited Company
SOFR	- Secured Overnight Financing Rate
TSFR	- CME Term SOFR

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security has a perpetual maturity date.
(c)	All or a portion of the security covers a written call option. The total value of these securities as of July 31, 2026 was $25,899,357.
(d)	Non-income producing security.

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2026 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Alcon, Inc., 09/18/26	$ 75 .00	81	$ 558,414	$ 11,340
Alliant Energy Corporation, 10/16/26	80 .00	79	559,162	9,480
Alphabet, Inc. - Class A, 09/18/26	360 .00	27	961,551	43,200
Amazon.com, Inc., 09/18/26	280 .00	31	841,898	28,923
Apple, Inc., 09/18/26	360 .00	29	895,839	2,842
Barrick Mining Corporation, 09/18/26	44 .00	172	631,756	8,084
Boeing Company (The), 09/18/26	260 .00	24	518,736	1,992
Broadcom, Inc., 09/18/26	460 .00	19	739,632	17,936
Capital One Financial Corporation, 09/18/26	230 .00	25	522,525	5,750
Cisco Systems, Inc., 09/18/26	130 .00	75	869,925	23,250
Dell Technologies, Inc., 09/18/26	590 .00	17	689,129	15,793
Energy Transfer, L.P., 09/18/26	22 .00	418	851,048	3,762
Enterprise Products Partners, L.P., 09/18/26	42 .00	158	601,190	2,054
Essex Property Trust, Inc., 10/16/26	300 .00	19	539,866	8,693
FactSet Research Systems, Inc., 09/18/26	310 .00	22	579,040	13,750
General Dynamics Corporation, 09/18/26	410 .00	20	766,840	5,380
Gilead Sciences, Inc., 09/18/26	145 .00	86	1,119,806	14,448
Goldman Sachs Group, Inc. (The), 09/18/26	1,115 .00	4	407,352	6,740
Hewlett Packard Enterprise Company, 09/18/26	60 .00	92	440,680	19,780
Home Depot, Inc. (The), 09/18/26	385 .00	13	431,548	2,080
Honeywell Aerospace, Inc., 09/18/26	230 .00	20	413,480	14,000
Honeywell International, Inc., 09/18/26	270 .00	18	437,490	5,274
HSBC Holdings plc, 09/18/26	110 .00	70	744,940	22,925
International Business Machines Corporation, 09/18/26	245 .00	19	424,935	11,115
JPMorgan Chase & Company, 09/18/26	365 .00	25	879,475	16,500
Kinder Morgan, Inc., 09/18/26	37 .00	198	637,164	990
Lockheed Martin Corporation, 09/18/26	630 .00	8	466,192	5,776
Medtronic plc, 09/18/26	95 .00	62	529,418	6,200
Merck & Company, Inc., 09/18/26	145 .00	74	963,480	9,324
Microsoft Corporation, 09/18/26	490 .00	21	975,912	22,470

WESTWOOD ENHANCED INCOME OPPORTUNITY ETF
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Continued)

WRITTEN OPTION CONTRACTS (Continued)	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts (Continued)
Morgan Stanley, 09/18/26	$ 230 .00	28	$ 589,176	$ 9,016
NVIDIA Corporation, 09/18/26	225 .00	44	883,300	18,700
Philip Morris International, Inc., 09/18/26	220 .00	33	629,706	4,290
Prologis, Inc., 09/18/26	155 .00	39	563,979	5,070
QUALCOMM, Inc., 09/18/26	180 .00	39	575,679	11,271
SLB Ltd., 09/18/26	55 .00	104	515,736	6,448
Walmart, Inc., 09/18/26	120 .00	44	489,280	8,228
WEC Energy Group, Inc., 09/18/26	120 .00	69	754,998	2,829
Wells Fargo & Company, 09/18/26	92 .50	104	899,080	10,088
Total Written Option Contracts (Premiums $598,702)			$ 25,899,357	$ 435,791

The average monthly notional value of written option contracts during the eight months ended July 31, 2026 was $14,156,665.